As filed with the U.S. Securities and Exchange Commission on March 9, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2022

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Defiance Next Gen H2 ETF

Ticker: HDRO

Defiance Hotel, Airline, and Cruise ETF

Ticker: CRUZ

Defiance Digital Revolution ETF

Ticker: NFTZ

Defiance Daily Short Digitizing the Economy ETF

Ticker: IBIT

Defiance ETFs

Defiance ETFs

Message to Investors
(Unaudited)

December 31, 2022

Dear Investor,

2022 was a challenging year for investors. Inflation remained stubbornly high, recession fears took the spotlight and we saw significant pull backs in major indices, particularly amongst technology darlings who relinquished their throne. Hawkish fed, rising correlations, recession fears, reduced liquidity and an aggressive rate-hikes gave us no reprise. Investors who were accustomed to a decade-long bull market, and enjoyed the post covid liquidity parade, faced a bitter truth with major indices crashing and ending the year in bear market territory.

The themes of 2022 are dripping into the new year. Inflation remains, a projected recession is feared in US, and there remains great uncertainty about the direction of markets. This year is largely expected to be a down, or flat year with the majority of analysts predicting a retest of June lows. The S&P 500® may retest those June lows, but a pivot from the Fed, or at least a halt in the hikes may push the market above the 4500 range into 2023. Whether or not we experience that recession, will matter too. The last GDP print suggests that the economy is holding up, though it is backward looking. Earnings season is off to a good start with 69% of names beating so far, telling us that consensus pessimism may have been overdone. Corporations have cut either workers, inventories or spending, to reduce costs to improve their bottom line. Investments in technologies and digitalization will help lead to more efficient profit outcomes in the future, and this is something that we can expect to see starting to play out towards the end of next year. All of this will have to play out, and until it does, I suspect that investors will await on the sidelines without much conviction.

Where do we go from here? The good news is that inflation is actually abating. CPI is down from a high of 9.1% in June to 7.1% in November, and continuing downwards, rather quickly. We see prices falling in several areas of the market outside of services, but those are also likely heading south as consumer pricing power will weaken and disallow continuous inflation. One of the major sticking points for the Fed is wage growth and strong employment. Employment data as we know, is backward looking. Hearing the top firms in the market talk about layoffs and hiring pauses is very likely to impact the bargaining power that employees have had over the years. Tech will also replace some of the jobs that were lost. If labor begins to budge, inflation falls, wages fall and the market eats its valuations as it has to date, we have to think that the Fed will have more reason to pause, gasp and pivot then to continue holding higher for longer beyond 2023. If we do not see a stop on hikes at the 5% level, there is a far larger risk of an impactful recession, and not the slow and steady growth or rolling recession that we are expecting now.

History tells us over the past 100 years or so, that markets recover 3-6 months before a recession ends. If you look back to the 1950s, each time that we had peak inflation, 12 years later the S&P 500® returned 12% or more. The annualized performance of the S&P 500® is 10%. The challenges we face right now shall pass. We may get a recession this year, or may sit in a purgatory soft landing, slow down. I do not expect a massive pullback simply given the day-to-day news we are getting from the largest companies in America, holding up well, including a resilient consumer. However, in the meantime we urge investors that calling bottoms or recessions is difficult. We often suggest that investors should not wait for earnings or the markets to bottom out. We may get there, it might be worse, or it may never happen. At this stage, the hangover from the Fed’s intervention continues, and what that does is open up investment opportunities for those investors who can look beyond the current year or two as a potentially bad memory when markets recover. Valuations are more attractive, the sheer pace of tightening cannot continue, and at some point, in 2023 markets are likely to recharge. If you can allocate cash for a year and forget about it, this may just be where your value creation begins.

In terms of Defiance’s focus on the markets and relevant opportunities in our funds, we continue to speak to investors about the pros, cons and opportunities that we see across various sectors. In terms of the growth of 5G and Quantum computing, we are keying on recent activities of Microsoft and IBM, on open ai, machine learning and quantum computing. We believe that this is the next opportunity for investors to embrace, and a potentially lucrative one. The important point is that innovation takes time, and this may be a longer-term dollar cost average trade to diversify exposure to the future of tech. In terms of what is working, or could be interesting in the near term. The flood of investment, r&d and political attention on hydrogen and alternative energy is a compelling tailwind for our hydrogen etf. Whether it’s the inflation reduction act, contracts signed by amazon and Microsoft to power their warehouses efficiently, or global goals to replace energy sources for carbon neutral by 2050, HDRO is perfectly suited to participate. In terms of CRUZ, our travel related etf the near-term earnings results and CEO out looks for each airline, cruise and hotel and the continued spend and pricing power allow us to highlight this alternative. With the ongoing crypto will it or won’t it survive, coupled with scandals FTX, collapses Terra Luna, having a short fund in the market gives investors access to an interesting trading tool.

Defiance ETFs

Message to Investors
(Unaudited) (Continued)

We remain committed to our clients and investors, and believe that Defiance will continue to weather these markets. We’ve existed amongst two of the worst market pullbacks in history, and remain dedicated to continuing to pivot, adapt and providing important information about investment opportunities. Time in the market, versus timing the market has prevailed historically.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Quantum ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the fiscal period of January 1, 2022 through December 31, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for QTUM decreased -28.79% and the NAV decreased -28.56%, while the S&P 500®, a broad market index, decreased -18.11% over the same period. The Fund’s Index decreased -28.37%. Meanwhile, outstanding shares ended the period at 2,600,000.

For the current fiscal period, the largest positive contributor to return was Northrop Grumman Corporation, adding 0.49% to the return of the Fund, gaining 42.99% with an average weighting of 1.69%. The second largest contributor to return was Lockheed Martin Corporation, adding 0.45% to the return of the Fund, gaining 40.43% with an average weighting of 1.68%. The third largest contributor to return was Booz Allen Hamilton Holding Corporation, adding 0.30% to the return of the Fund, gaining 25.70% with an average weighting of 1.65%.

For the current fiscal period, the largest negative contributor to return was IonQ, Inc., detracting -1.30% from the return of the Fund, declining -79.34% with an average weighting of 1.40%. The security contributing second-most negatively Advanced Micro Devices, Inc., detracting -1.28% from the return of the Fund, and declining -54.99% with an average weighting of 1.79%. The third largest negative contributor to return was Atos SE, detracting -1.26% from the return of the Fund, and declining -77.75% with an average weight of 0.96%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

Defiance Quantum ETF

Letters to Shareholders
(Unaudited) (Continued)

The possible applications of quantum computing are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

The “BlueStar Quantum Computing and Machine Learning Index™”, “BQTUM™ Index” (collectively “Quantum Computing and Machine Learning Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Quantum Computing and Machine Learning Index are not sponsored, endorsed, sold, or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/QTUM to read more about QTUM including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

QTUM is distributed by Foreside Fund Services, LLC.

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the fiscal period of January 1, 2022 through December 31, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar 5G Communications IndexTM (the “Index”). The Index is a rules-based index that tracks the performance of a group of US-listed stocks, of global companies that are involved in the development of, or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for FIVG decreased -27.27% and the NAV decreased -27.20%, while the S&P 500®, a broad market index, decreased -18.11% over the same period. The Fund’s Index decreased -27.29%. Meanwhile, outstanding shares ended the period at 23,100,000.

For the current fiscal period, the largest positive contributor to return was Resonant, Inc., adding 0.65% to the return of the Fund, gaining 161.99% with an average weighting of 0.18%. The second largest contributor to return was T-Mobile US, Inc., adding 0.49% to the return of the Fund, gaining 20.71% with an average weighting of 3.03%. The third largest contributor to return was Amdocs, Ltd., adding 0.31% to the return of the Fund, gaining 23.76% with an average weighting of 1.74%.

For the current fiscal period, the largest negative contributor to return was Advanced Micro Devices, Inc., detracting -3.79% from the return of the Fund, declining -54.99% with an average weighting of 5.19%. The security contributing second-most negatively Marvell Technology, Inc., detracting -2.24% from the return of the Fund, and declining -57.49% with an average weighting of 3.25%. The third largest negative contributor to return was QUALCOMM, Inc., detracting -1.93% from the return of the Fund, and declining -38.61% with an average weight of 4.77%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of 5G technologies are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

The “BlueStar 5G Communications Index™”, “BFIVGTR™ Index” (collectively “5G Communications Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Global 5G Communications Index* are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

The Defiance Next Gen Connectivity ETF is the first ETF to emphasize securities whose products and services are predominantly tied to the development of 5G networking and communication technologies. The Fund does this by tracking The BlueStar 5G Communications Index. The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/FIVG to read more about FIVG including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

FIVG is distributed by Foreside Fund Services, LLC.

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen H2 ETF (“HDRO” or the “Fund”). The following information pertains to the fiscal period of January 1, 2022 through December 31, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index (the “Index”). The index is a rules-based index that tracks the performance of a group of globally listed equities and of companies involved in the development of hydrogen-based energy sources and fuel cell technologies. Index components are reviewed quarterly for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for HDRO decreased -50.89% and the NAV decreased -50.98%, while the S&P 500®, a broad market index, decreased -18.11% over the same period. The Fund’s Index decreased -50.99%. Meanwhile, outstanding shares ended the period at 4,050,000.

For the current fiscal period, the largest positive contributor to return was Air Products and Chemicals, Inc. adding 1.05% to the return of the Fund, gaining 30.34% with an average weighting of 2.48%. The second largest contributor to return was Linde plc, adding 0.14% to the return of the Fund, gaining 3.58% with an average weighting of 4.58%. The third largest contributor to return was Everfuel AS, adding 0.10% to the return of the Fund, despite a decline of 4.78% with an average weighting of 0.71%

For the current fiscal period, the largest negative contributor to return was ITM Power plc, detracting -5.60% from the return of the Fund, and declining -79.35% with an average weight of 5.27%. The security contributing second-most negatively was Advent Technologies Holdings, Inc., detracting -5.12% from the return of the Fund, and declining -81.87% with an average weighting of 2.27%. The third largest negative contributor to return was Ballard Power Systems, Inc., detracting -5.03% from the return of the Fund, declining -61.26% with an average weighting of 6.55%.”We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Hydrogen & NextGen Fuel Cell Index is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the BlueStar Hydrogen & NextGen Fuel Cell Index are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s).

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Commissions may be charged on trades.

Go to defianceetfs.com/HDRO to read more about HDRO including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

HDRO is distributed by Foreside Fund Services, LLC

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Hotel, Airline, and Cruise ETF (“CRUZ” or the “Fund”). The following information pertains to the fiscal period of January 1, 2022 through December 31, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”). The Index is a rules-based weighted index of companies primarily engaged in the passenger airline, hotel and cruise industries. The Index is reconstituted on a semi-annual basis and rebalanced quarterly.

The Fund had negative performance during the current fiscal period. The market price for CRUZ decreased -24.26% and the NAV decreased -23.80%, while the S&P 500®, a broad market index, decreased -18.11% over the same period. The Fund’s Index decreased -23.62%. Meanwhile, outstanding shares ended the period at 3,075,000.

For the current fiscal period, the largest positive contributor to return was H World Group, Ltd., adding 0.33% to the return of the Fund, gaining 14.33% with an average weighting of 1.98%. The second largest contributor to return was Deutsche Lufthansa AG, adding 0.32% to the return of the Fund, gaining 17.85% with an average weighting of 1.47%. The third largest contributor to return was Qantas Airways, Ltd., adding 0.26% to the return of the Fund, gaining 11.86% with an average weighting of 1.68%.

For the current fiscal period, the largest negative contributor to return was Carnival Corporation, detracting -5.17% from the return of the Fund, declining -59.94% with an average weighting of 6.22%. The security contributing second-most negatively was Norwegian Cruise Line Holdings, Inc., detracting -3.27% from the return of the Fund, and declining -40.98% with an average weighting of 4.63%. The third largest negative contributor to return was Royal Caribbean Cruises, Ltd., detracting -3.06% from the return of the Fund, and declining -35.72% with an average weight of 5.78%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in passenger airline, hotel and resort, and cruise industries (“Travel Companies”). Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies and may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Travel Companies may be significantly affected by uncertainty in travel, including guest safety, security and privacy, changes in labor relations and insurance costs, issues affecting equipment reliability and longevity, changes in fuel prices, and shortages of experienced personnel.

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders and reduced or prohibited domestic or international travel. Some sectors of the economy and individual issuers, including Travel Companies, have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent.

The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. To the extent the Fund is invested in companies of a single country or region, local political and economic conditions and changes in regulatory, tax, or economic policy could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability, and these risks are magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”) is a rules-based index that consists of globally-listed stocks of companies that derive at least 50% of their revenues from the passenger airline, hotel and resort, or cruise industries (“Travel Companies”) as determined by MV Index Solutions. The Index is a registered trademark of MV Index Solutions and is protected through various intellectual property rights and unfair competition and misappropriation laws and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Index are not sponsored, endorsed, sold or promoted by MV Index Solutions, no representation is made regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

CRUZ is distributed by Foreside Fund Services, LLC.

Defiance Digital Revolution ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Digital Revolution ETF (“NFTZ” or the “Fund”). The following information pertains to the fiscal period of January 1, 2022 through December 31, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, The BITA NFT and Blockchain Select Index (the “Index”). The Index aims to track the performance of a portfolio of publicly listed companies with relevant thematic exposure to the NFT (Non-Fungible Tokens), blockchain and cryptocurrency ecosystems. The index is rebalanced on a quarterly basis.

The Fund had negative performance during the current fiscal period. The market price for NFTZ decreased -76.48% and the NAV decreased -76.11%, while the S&P 500, a broad market index, decreased -18.11% over the same period. The Fund’s Index decreased -76.01%. Meanwhile, outstanding shares ended the period at 900,000.

For the current fiscal period, the largest positive contributor to return was Nexon Company, Ltd., adding 0.63% to the return of the Fund, gaining 24.11% with an average weighting of 1.45%. The second largest contributor to return was International Business Machines Corporation, adding 0.29% to the return of the Fund, gaining 12.03% with an average weighting of 1.51%. The third largest contributor to return was Eqonex, Ltd., adding 0.03% to the return of the Fund, gaining 14.97% with an average weighting of 0.12%

For the current fiscal period, the largest negative contributor to return was Core Scientific, Inc., detracting -5.03% from the return of the Fund, and declining -97.79% with an average weight of 2.23%. The security contributing second-most negatively was Voyager Digital, Ltd., detracting -4.28% from the return of the Fund, and declining -97.95% with an average weighting of 1.43%. The third largest negative contributor to return was Bitfarms, Ltd./Canada, detracting -4.20% from the return of the Fund, declining -91.82% with an average weighting of 3.24%.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Crypto and Blockchain Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect Crypto and Blockchain Companies. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.

Defiance Digital Revolution ETF

Letters to Shareholders
(Unaudited) (Continued)

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer.

The BITA NFT and Blockchain Select Index is a rules-based index that consists of the common stock (or depositary receipts) of companies that are building a platform for developing technology to use, or have at least one use or test case for using, NFT (Non-Fungible Token), cryptocurrency trading platforms, cryptocurrency mining, cryptocurrency banking or related services, or blockchain-related technology, as well as companies that have announced publicly that they intend to enter such space or have begun working on such products (collectively, “Crypto and Blockchain Companies”). The Index consists of companies listed on North American and European exchanges and aims to capture the potential upside generated by earnings related to the adoption of crypto- and blockchain-related technologies, including NFTs and cryptocurrency.

Neither the Fund nor its relative Index will invest directly in NFTs or any funds investing in NFTs. The Index, and as a result the Fund, are currently limited to investments in companies with exposure to the NFT ecosystem. As a result, the Fund’s price movement will not track individual or collections of NFTs. Since NFTs are an emerging technology, the Index is currently expected to consist of companies whose activities in the NFT ecosystem comprise a smaller portion of their revenues, profits, or investments relative to other activities or industries in which they engage. There can be no guarantee that a company’s activities in the NFT ecosystem will become significant for the company or that its economic fortunes will be tied to such activities in the future.

Go to defianceetfs.com/NFTZ to read more about NFTZ including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

NFTZ is distributed by Foreside Fund Services, LLC.

Defiance Daily Short Digitizing the Economy ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Daily Short Digitizing the Economy ETF (“IBIT” or the “Fund”). The following information pertains to the fiscal period from inception on September 7, 2022 through December 31, 2022 (the “current fiscal period”).

The Fund seeks to reflect the inverse performance of BLOK, the Amplify Transformational Data ETF, on a daily basis.

The Fund had positive performance during the current fiscal period. The market price for IBIT increased 25.58% and the NAV increased 25.82%, while the S&P 500®, a broad market index, decreased 2.99% over the same period. Meanwhile, outstanding shares ended the period at 30,000.

We look forward to keeping you well informed as things progress.

Sincerely,

Sylvia Jablonski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Sylvia Jablonski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

The Fund shorts the Amplify Transformational Data ETF (NYSE: “BLOK”), which invests in companies actively engaged in blockchain and crypto technology. Companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, competition, and cybersecurity incidents. Neither BLOK or IBIT invests directly into bitcoin or cryptocurrency.

IBIT is new with a limited operating history.

Total return represents changes to the NAV and accounts for distribution from the Fund.

Commissions may be charged on trades.

Go to defianceetfs.com/IBIT to read more about IBIT including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

IBIT is distributed by Foreside Fund Services, LLC.

Defiance Quantum ETF

Performance Summary
(Unaudited)

Growth of $10,000

$25,000
$20,000
$15,000
$10,000
$5,000
$16,613
$16,268
$16,230
$14,293
9/04/2018
12/31/2018
6/30/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
Defiance Quantum ETF – NAV
Defiance Quantum ETF – Market
BlueStar Quantum Computing and Machine Learning Index®
S&P 500® Index

Average Annual Returns Year Ended December 31, 2022	One Year	Three Years	Since Inception (9/4/2018)
Defiance Quantum ETF - NAV	-28.56%	11.12%	11.91%
Defiance Quantum ETF - Market	-28.79%	11.01%	11.85%
BlueStar Quantum Computing and Machine Learning Index®	-28.37%	11.72%	12.46%
S&P 500® Index	-18.11%	7.66%	8.61%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 4, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2022 prospectus is 0.40%.

Defiance Next Gen Connectivity ETF

Performance Summary
(Unaudited)

Growth of $10,000

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
3/4/2019
6/30/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
$14,673
$12,646
$12,537
$12,530
Defiance Next Gen Connectivity ETF – NAV
Defiance Next Gen Connectivity ETF – Market
BlueStar 5G Communications Index™
S&P 500® Index

Average Annual Returns Year Ended December 31, 2022	One Year	Three Years	Since Inception (3/4/2019)
Defiance Next Gen Connectivity ETF - NAV	-27.20%	5.88%	6.09%
Defiance Next Gen Connectivity ETF - Market	-27.27%	5.84%	6.07%
BlueStar 5G Communications IndexTM	-27.29%	6.07%	6.32%
S&P 500® Index	-18.11%	7.66%	10.54%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 4, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2022 prospectus is 0.30%.

Defiance Next Gen H2 ETF

Performance Summary
(Unaudited)

Growth of $10,000

$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$10,185
$3,492
$3,458
$3,447
3/9/2021
4/30/2021
6/30/2021
8/31/2021
10/31/2021
12/31/2021
2/28/2022
4/30/2022
6/30/2022
8/31/2022
10/31/2022
12/31/2022
Defiance Next Gen H2 ETF – NAV
Defiance Next Gen H2 ETF – Market
BlueStar Hydrogen & NextGen Fuel Cell Index
S&P 500® Index

Average Annual Returns Year Ended December 31, 2022	One Year	Since Inception (3/9/2021)
Defiance Next Gen H2 ETF - NAV	-50.98%	-44.41%
Defiance Next Gen H2 ETF - Market	-50.89%	-44.32%
BlueStar Hydrogen & NextGen Fuel Cell Index	-50.99%	-44.02%
S&P 500® Index	-18.11%	1.02%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 9, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2022 prospectus is 0.30%.

Defiance Hotel, Airline, and Cruise ETF

Performance Summary
(Unaudited)

Growth of $10,000

$12,000
$10,000
$8,000
$6,000
$4,000
$9,381
$6,639
$6,620
$6,603
6/3/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
Defiance Hotel, Airline, and Cruise ETF – NAV
Defiance Hotel, Airline, and Cruise ETF – Market
BlueStar Global Hotels, Airlines, and Cruises Index
S&P 500® Index

Average Annual Returns Year Ended December 31, 2022	One Year	Since Inception (6/3/2021)
Defiance Hotel, Airline, and Cruise ETF - NAV	-23.80%	-23.00%
Defiance Hotel, Airline, and Cruise ETF - Market	-24.26%	-23.13%
BlueStar Global Hotels, Airlines, and Cruises Index	-23.62%	-22.86%
S&P 500® Index	-18.11%	-3.97%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 3, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2022 prospectus is 0.45%.

Defiance Digital Revolution ETF

Performance Summary
(Unaudited)

Growth of $10,000

$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
12/1/2021
12/31/2021
1/31/2022
2/38/2022
3/31/2022
4/30/2022
5/31/2022
6/30/2022
7/31/2022
8/31/2022
9/30/2022
10/31/2022
11/30/2022
12/31/2022
$8,657
$1,823
$1,817
$1,793
Defiance Digital Revolution ETF – NAV
Defiance Digital Revolution ETF – Market
BITA NFT and Blockchain Select Index
S&P 500® Index

Average Annual Returns Year Ended December 31, 2022	One Year	Since Inception (12/1/2021)
Defiance Digital Revolution ETF - NAV	-76.11%	-79.32%
Defiance Digital Revolution ETF - Market	-76.48%	-79.57%
BITA NFT and Blockchain Select Index	-76.01%	-79.25%
S&P 500® Index	-18.11%	-12.47%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 1, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the April 30, 2022 prospectus is 0.65%.

Defiance Daily Short Digitizing the Economy ETF

Performance Summary
(Unaudited)

Growth of $10,000

$13,000
$12,000
$11,000
$10,000
$9,000
$12,582
$12,558
$9,701
9/7/2022
9/30/2022
10/31/2022
11/30/2022
12/31/2022
Defiance Daily Short Digitizing the Economy ETF – NAV
Defiance Daily Short Digitizing the Economy ETF – Market
S&P 500® Index

Cumulative Returns Period Ended December 31, 2022	Since Inception (9/7/2022)
Defiance Daily Short Digitizing the Economy ETF - NAV	25.82%
Defiance Daily Short Digitizing the Economy ETF - Market	25.58%
S&P 500® Index	-2.99%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 7, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance current to most recent month end please visit www.defianceetfs.com. The gross expense ratio from the September 2, 2022 prospectus is 4.70%.

Defiance ETFs

Portfolio Allocations

As of December 31, 2022 (Unaudited)

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	56.8%
Japan	13.3
Taiwan	5.5
China	4.5
Netherlands	4.2
France	3.0
Switzerland	2.9
Israel	1.4
Italy	1.4
Finland	1.4
India	1.4
Germany	1.4
Ireland	1.4
Canada	1.1
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology (a)	71.1%
Communication Services	18.0
Real Estate	9.1
Consumer Discretionary	1.0
Short-Term Investments and Other Assets and Liabilities	0.8
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Defiance ETFs

Portfolio Allocations

As of December 31, 2022 (Unaudited) (Continued)

Defiance Next Gen H2 ETF

Country	Percentage of Net Assets
United States	27.0%
Republic of Korea	19.8
United Kingdom	15.6
France	7.9
Norway	6.7
Sweden	6.2
Canada	6.0
Germany	4.6
Italy	4.2
Japan	1.1
Short-Term Investments and Other Assets and Liabilities	0.9
Total	100.0%

Defiance Hotel, Airline, and Cruise ETF

Country	Percentage of Net Assets
United States	62.8%
United Kingdom	7.3
Japan	5.1
China	3.8
Ireland	3.2
France	2.5
Germany	1.9
Singapore	1.9
Taiwan	1.8
Republic of Korea	1.8
Australia	1.5
Thailand	1.3
Hong Kong	1.2
Canada	1.1
Short-Term Investments and Other Assets and Liabilities	0.8
Panama	0.6
Switzerland	0.6
Mexico	0.4
Brazil	0.4
Total	100.0%

Defiance ETFs

Portfolio Allocations

As of December 31, 2022 (Unaudited) (Continued)

Defiance Digital Revolution ETF

Country	Percentage of Net Assets
United States	64.5%
Republic of Korea	13.5
Canada	9.2
Japan	5.1
China	3.8
Australia	1.5
United Kingdom	1.0
Germany	0.7
Short-Term Investments and Other Assets and Liabilities	0.7
Total	100.0%

Defiance Daily Short Digitizing the Economy ETF

Investment Type	Percentage of Net Assets
U.S. Treasury Bills	79.0%
Other Assets and Liabilities	19.9
Money Market Funds	1.1
Total	100.0%

Defiance Quantum ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 7.3%
15,895	Alphabet, Inc. - Class A (a)	$1,402,416
13,171	Baidu, Inc. - ADR (a)	1,506,499
484,894	Koninklijke KPN NV	1,495,580
55,500	Nippon Telegraph & Telephone Corporation	1,582,409
154,145	Orange SA - ADR (b)	1,522,953
		7,509,857
	Consumer Discretionary — 1.5%
17,085	Alibaba Group Holding, Ltd. - ADR (a)	1,505,018

	Industrials — 15.0%
48,838	ABB, Ltd. - ADR (b)	1,487,605
13,254	Airbus SE	1,570,411
14,203	Booz Allen Hamilton Holding Corporation	1,484,497
29,000	Hitachi, Ltd.	1,470,605
7,070	Honeywell International, Inc.	1,515,101
3,136	Lockheed Martin Corporation	1,525,633
155,500	Mitsubishi Electric Corporation	1,547,988
2,793	Northrop Grumman Corporation (b)	1,523,889
15,237	Raytheon Technologies Corporation	1,537,718
46,800	Toshiba Corporation	1,632,653
		15,296,100
	Information Technology — 74.5% (c)
5,264	Accenture plc - Class A	1,404,646
21,515	Advanced Micro Devices, Inc. (a)	1,393,527
54,000	Alchip Technologies, Ltd.	1,384,458
35,119	Alteryx, Inc. - Class A (a)	1,779,480
19,783	Ambarella, Inc. (a)	1,626,756
9,090	Analog Devices, Inc.	1,491,033
14,222	Applied Materials, Inc.	1,384,938
2,510	ASML Holding NV - NY	1,371,464
170,000	Asustek Computer, Inc.	1,485,090
345,327	BlackBerry, Ltd. (a)(b)	1,125,766
9,397	Cadence Design Systems, Inc. (a)	1,509,534
20,382	Cirrus Logic, Inc. (a)	1,518,051
29,026	Elastic NV (a)	1,494,839
11,200	Fujitsu, Ltd.	1,495,229
93,965	Hewlett Packard Enterprise Company	1,499,681
46,549	Infineon Technologies AG	1,412,382
53,268	Intel Corporation	1,407,873
10,247	International Business Machines Corporation	1,443,700
346,915	IonQ, Inc. (a)(b)	1,196,857
47,203	Juniper Networks, Inc.	1,508,608
3,888	KLA Corporation	1,465,893
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 74.5% (c) (Continued)
3,397	Lam Research Corporation	$1,427,759
21,729	Lattice Semiconductor Corporation (a)(b)	1,409,777
37,344	Marvell Technology, Inc.	1,383,222
65,000	MediaTek, Inc.	1,321,761
20,060	Microchip Technology, Inc.	1,409,215
28,039	Micron Technology, Inc.	1,401,389
6,175	Microsoft Corporation	1,480,888
18,464	MKS Instruments, Inc. (b)	1,564,455
38,595	National Instruments Corporation (b)	1,424,155
43,800	NEC Corporation	1,538,618
313,087	Nokia Corporation - ADR	1,452,724
100,600	NTT Data Corporation	1,473,032
20,770	NVE Corporation	1,344,857
9,362	NVIDIA Corporation	1,368,163
9,205	NXP Semiconductors NV	1,454,666
21,515	ON Semiconductor Corporation (a)(b)	1,341,891
19,867	Onto Innovation, Inc. (a)	1,352,744
12,766	QUALCOMM, Inc.	1,403,494
161,900	Renesas Electronics Corporation (a)	1,452,186
12,759	Reply SpA	1,457,020
1,509,081	Rigetti Computing, Inc. (a)(b)	1,100,422
5,341,000	SenseTime Group, Inc. - Class B (a)(d)	1,519,167
18,025	Splunk, Inc. (a)	1,551,772
40,039	STMicroelectronics NV - NY (b)	1,424,187
15,177	Synaptics, Inc. (a)(b)	1,444,243
4,661	Synopsys, Inc. (a)	1,488,211
19,044	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,418,588
45,674	Teradata Corporation (a)	1,537,387
16,518	Teradyne, Inc. (b)	1,442,847
8,685	Texas Instruments, Inc.	1,434,936
33,738	Tower Semiconductor, Ltd. (a)	1,457,482
307,976	Wipro, Ltd. - ADR (b)	1,435,168
		76,116,231
	Materials — 1.4%
71,600	JSR Corporation	1,404,379

	TOTAL COMMON STOCKS (Cost $118,042,117)	101,831,585

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
December 31, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
241,886	First American Government Obligations Fund - Class X, 4.09% (e)	$241,886
	TOTAL SHORT-TERM INVESTMENTS (Cost $241,886)	241,886
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.8%
11,999,146	Mount Vernon Liquid Assets Portfolio, LLC, 4.56% (e)(f)	11,999,146
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,999,146)	11,999,146

	TOTAL INVESTMENTS — 111.7% (Cost $130,283,149)	114,072,617
	Liabilities in Excess of Other Assets — (11.7)%	(11,964,626)
	NET ASSETS — 100.0%	$102,107,991

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of December 31, 2022. The total value of securities on loan is $11,552,426.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)

Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2022, the market value of these securities total $1,519,167, which represents 1.5% of total net assets.

(e)	Rate shown is the annualized seven-day yield as of December 31, 2022.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.2%
	Communication Services — 18.0%
916,732	Altice USA, Inc. - Class A (a)	$4,216,967
1,097,240	AT&T, Inc.	20,200,188
242,026	BCE, Inc. (b)	10,637,043
26,185	Charter Communications, Inc. - Class A (a)	8,879,334
135,546	Chunghwa Telecom Company, Ltd. - ADR	4,959,628
248,729	KT Corporation - ADR	3,357,842
648,794	Lumen Technologies, Inc. (a)(b)	3,386,705
556,844	Orange SA - ADR	5,501,619
105,811	Rogers Communications, Inc. - Class B (b)	4,956,187
166,647	SK Telecom Company, Ltd. - ADR	3,431,262
1,631,242	Telefonica SA - ADR	5,823,534
142,325	T-Mobile US, Inc. (a)	19,925,500
569,721	Verizon Communications, Inc.	22,447,007
630,952	Vodafone Group plc - ADR	6,385,234
		124,108,050
	Consumer Discretionary — 1.0%
79,806	Amazon.com, Inc. (a)	6,703,704

	Information Technology — 71.1% (c)
184,401	A10 Networks, Inc.	3,066,589
185,272	ADTRAN Holdings, Inc.	3,481,261
503,198	Advanced Micro Devices, Inc. (a)	32,592,134
203,847	Akamai Technologies, Inc. (a)	17,184,302
1,014,200	Akoustis Technologies, Inc. (a)(b)	2,860,044
138,485	Amdocs, Ltd.	12,588,286
212,603	Analog Devices, Inc.	34,873,270
50,088	Apple, Inc.	6,507,934
55,694	Arista Networks, Inc. (a)	6,758,467
13,623	Broadcom, Inc.	7,617,028
79,903	Calix, Inc. (a)	5,467,762
165,711	Cambium Networks Corporation (a)(b)	3,590,957
719,595	Casa Systems, Inc. (a)(b)	1,964,494
265,272	CEVA, Inc. (a)(b)	6,785,658
178,125	Ciena Corporation (a)(b)	9,080,812
146,511	Cisco Systems, Inc.	6,979,784
34,109	Clearfield, Inc. (a)(b)	3,211,021
101,835	Coherent Corporation (a)(b)	3,574,408
450,185	CommScope Holding Company, Inc. (a)	3,308,860
278,351	Comtech Telecommunications Corporation	3,379,181
183,327	Corning, Inc.	5,855,464
61,566	CSG Systems International, Inc.	3,521,575
	COMMON STOCKS — 99.2% (Continued)
	Information Technology — 71.1% (c) (Continued)
88,227	CTS Corporation (b)	$3,477,908
168,394	Dell Technologies, Inc. - Class C	6,772,807
319,127	DZS, Inc. (a)(b)	4,046,530
2,714,933	Edgio, Inc. (a)	3,067,874
180,544	Extreme Networks, Inc. (a)	3,305,761
61,759	F5, Inc. (a)	8,863,034
166,990	Focus Universal, Inc. (a)(b)	1,070,406
201,109	GDS Holdings, Ltd. - ADR (a)(b)	4,146,868
439,534	Hewlett Packard Enterprise Company	7,014,963
552,338	Infinera Corporation (a)(b)	3,722,758
249,169	Intel Corporation	6,585,537
146,369	InterDigital, Inc.	7,242,338
39,562	IPG Photonics Corporation (a)(b)	3,745,335
220,809	Juniper Networks, Inc.	7,057,056
119,183	Keysight Technologies, Inc. (a)	20,388,636
181,174	Lattice Semiconductor Corporation (a)(b)	11,754,569
68,280	Lumentum Holdings, Inc. (a)(b)	3,562,168
52,588	MACOM Technology Solutions Holdings, Inc. (a)(b)	3,311,992
724,277	Marvell Technology, Inc.	26,827,220
101,806	MaxLinear, Inc. (a)(b)	3,456,314
90,272	National Instruments Corporation (b)	3,331,037
99,843	NetScout Systems, Inc. (a)	3,245,896
6,442,102	Nokia Corporation - ADR	29,891,353
43,801	NVIDIA Corporation	6,401,078
215,288	NXP Semiconductors NV	34,021,963
132,795	Qorvo, Inc. (a)	12,036,539
59,719	QUALCOMM, Inc.	6,565,507
174,726	Radware, Ltd. (a)	3,450,838
1,561,687	Ribbon Communications, Inc. (a)	4,357,107
242,502	Sierra Wireless, Inc. (a)	7,030,133
45,910	Silicom, Ltd. (a)	1,935,107
195,361	Skyworks Solutions, Inc.	17,803,248
3,946,160	Telefonaktiebolaget LM Ericsson - ADR	23,045,574
12,518	Ubiquiti, Inc. (b)	3,424,049
331,097	Viavi Solutions, Inc. (a)(b)	3,479,829
59,743	VMware, Inc. - Class A (a)	7,334,051
		491,022,674
	Real Estate — 9.1%
100,310	American Tower Corporation	21,251,677
86,042	Crown Castle, Inc.	11,670,737
47,487	Digital Realty Trust, Inc.	4,761,521
277,254	DigitalBridge Group, Inc. (b)	3,033,159
18,620	Equinix, Inc.	12,196,659

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Real Estate — 9.1% (Continued)
23,874	SBA Communications Corporation	$6,692,121
580,980	Uniti Group, Inc.	3,212,819
		62,818,693
	TOTAL COMMON STOCKS (Cost $787,428,954)	684,653,121

	SHORT-TERM INVESTMENTS — 0.9%
6,431,933	First American Government Obligations Fund - Class X, 4.09% (d)	6,431,933
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,431,933)	6,431,933
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.4%
50,652,640	Mount Vernon Liquid Assets Portfolio, LLC, 4.56% (d)(e)	50,652,640
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $50,652,640)	50,652,640

	TOTAL INVESTMENTS — 107.5% (Cost $844,513,527)	741,737,694
	Liabilities in Excess of Other Assets — (7.5)%	(51,559,988)
	NET ASSETS — 100.0%	$690,177,706

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of December 31, 2022. The total value of securities on loan is $49,458,383.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of December 31, 2022.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.1%
	Consumer Discretionary — 4.4%
70,172	Iljin Hysolus Company, Ltd. (a)	$1,656,492

	Consumer Staples — 0.8%
32,943	Pungkuk Ethanol Company, Ltd.	313,929

	Energy — 4.8%
87,322	Bumhan Fuel Cell Company, Ltd. (a)	1,802,376

	Industrials — 71.7% (b)
871,710	Advent Technologies Holdings, Inc. (a)	1,577,795
2,159,993	AFC Energy plc (a)	480,680
424,899	Ballard Power Systems, Inc. (a)	2,035,266
122,700	Bloom Energy Corporation - Class A (a)	2,346,024
174,647	Cell Impact AB (a)	183,539
498,600	Ceres Power Holdings plc (a)	2,103,390
92,075	Doosan Fuel Cell Company, Ltd. (a)	2,137,130
66,732	First Hydrogen Corporation (a)	230,985
723,797	FuelCell Energy, Inc. (a)	2,012,156
68,045	Hexagon Purus ASA (a)	142,984
1,613,306	ITM Power plc (a)	1,778,417
112,866	McPhy Energy SA (a)	1,470,767
1,711,860	NEL ASA (a)	2,407,656
222,004	Plug Power, Inc. (a)	2,746,189
191,531	PowerCell Sweden AB (a)	2,188,374
65,397	SFC Energy AG (a)	1,751,849
99,584	S-Fuelcell Company, Ltd.	1,598,699
1,244,898	Xebec Adsorption, Inc. (a)(c)(d)(e)	0
		27,191,900
	Materials — 17.4%
10,849	Air Liquide SA	1,533,002
4,988	Air Products and Chemicals, Inc.	1,537,601
4,749	Linde plc	1,549,029
28,300	Nippon Sanso Holdings Corporation	410,950
83,711	SOL SpA	1,581,324
		6,611,906
	TOTAL COMMON STOCKS (Cost $56,681,640)	37,576,603

	SHORT-TERM INVESTMENTS — 1.3%
490,435	First American Government Obligations Fund - Class X, 4.09% (f)	$490,435
	TOTAL SHORT-TERM INVESTMENTS (Cost $490,435)	490,435

	TOTAL INVESTMENTS — 100.4% (Cost $57,172,075)	38,067,038
	Liabilities in Excess of Other Assets — (0.4)%	(157,602)
	NET ASSETS — 100.0%	$37,909,436

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0, which represents 0.00% of net assets.
(f)	Rate shown is the annualized seven-day yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 98.8%
	Consumer Discretionary — 46.3% (a)
34,420	Accor SA (b)	$857,754
333,500	Carnival Corporation (b)	2,688,010
5,202	Choice Hotels International, Inc.	585,953
35,352	H World Group, Ltd. - ADR	1,499,632
30,994	Hilton Worldwide Holdings, Inc.	3,916,402
5,745	Hyatt Hotels Corporation - Class A (b)	519,635
26,533	InterContinental Hotels Group plc - ADR	1,547,935
26,469	Marriott International, Inc. - Class A	3,940,969
713,200	Minor International pcl - NVDR (b)	664,088
116,907	Norwegian Cruise Line Holdings, Ltd. (b)	1,430,942
18,500	Resorttrust, Inc.	329,353
53,653	Royal Caribbean Cruises, Ltd. (b)	2,652,068
472,000	Shangri-La Asia, Ltd. (b)	387,037
32,950	Whitbread plc	1,018,639
12,590	Wyndham Hotels & Resorts, Inc.	897,793
		22,936,210
	Industrials — 42.9% (a)
37,786	Air Canada (b)	540,736
444,000	Air China, Ltd. - H-Shares (b)	395,364
282,718	Air France-KLM (b)	371,430
20,896	Alaska Air Group, Inc. (b)	897,274
3,050	Allegiant Travel Company (b)	207,370
97,717	American Airlines Group, Inc. (b)	1,242,960
32,800	ANA Holdings, Inc. (b)	696,048
184,000	Cathay Pacific Airways, Ltd. (b)	200,857
653,000	China Airlines, Ltd.	403,670
23,068	Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	192,848
3,577	Copa Holdings SA - Class A (b)	297,499
98,574	Delta Air Lines, Inc. (b)	3,239,142
116,186	Deutsche Lufthansa AG (b)	962,854
86,423	easyJet plc (b)	337,450
556,000	Eva Airways Corporation	509,229
6,513	Hanjin Kal Corporation (b)	192,892
	COMMON STOCKS — 98.8% (Continued)
	Industrials — 42.9% (a) (Continued)
489,904	International Consolidated Airlines Group SA (b)	$727,021
30,200	Japan Airlines Company, Ltd. (b)	616,840
59,364	JetBlue Airways Corporation (b)	384,679
37,477	Korean Air Lines Company, Ltd. (b)	680,188
186,665	Qantas Airways, Ltd. (b)	760,787
21,265	Ryanair Holdings plc - ADR (b)	1,589,771
224,200	Singapore Airlines, Ltd.	924,415
9,362	SkyWest, Inc. (b)	154,567
68,709	Southwest Airlines Company	2,313,432
19,406	Spirit Airlines, Inc.	378,029
46,750	United Airlines Holdings, Inc. (b)	1,762,475
11,933	Wizz Air Holdings plc (b)	273,377
		21,253,204
	Real Estate — 9.6%
30,535	Apple Hospitality REIT, Inc.	481,842
25,627	DiamondRock Hospitality Company	209,885
78,789	Host Hotels & Resorts, Inc.	1,264,563
1,094	Invincible Investment Corporation	422,858
754	Japan Hotel REIT Investment Corporation	442,874
30,447	Park Hotels & Resorts, Inc.	358,970
18,649	Pebblebrook Hotel Trust	249,710
23,424	RLJ Lodging Trust	248,060
7,116	Ryman Hospitality Properties, Inc.	581,947
27,430	Service Properties Trust	199,965
31,447	Sunstone Hotel Investors, Inc.	303,778
		4,764,452
	TOTAL COMMON STOCKS (Cost $59,236,029)	48,953,866

	PREFERRED STOCKS — 0.4%
	Industrials — 0.4%
28,963	Azul SA - ADR (b)	176,964
	TOTAL PREFERRED STOCKS (Cost $310,967)	176,964

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
December 31, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.7%
330,150	First American Government Obligations Fund - Class X, 4.09% (c)	$330,150
	TOTAL SHORT-TERM INVESTMENTS (Cost $330,150)	330,150

	TOTAL INVESTMENTS — 99.9% (Cost $59,877,146)	49,460,980
	Other Assets in Excess of Liabilities — 0.1%	62,323
	NET ASSETS — 100.0%	$49,523,303

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Schedule of Investments
December 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Communication Services — 18.6%
4,414	Kakao Corporation	$185,357
1,354	NAVER Corporation	190,063
8,900	Nexon Company, Ltd.	199,794
6,351	Wemade Company, Ltd.	158,461
		733,675
	Consumer Discretionary — 19.0%
12,431	DraftKings, Inc. - Class A (a)	141,589
4,260	eBay, Inc.	176,662
18,322	Funko, Inc. - Class A (a)	199,893
6,997	GameStop Corporation - Class A (a)	129,165
36,919	PLBY Group, Inc. (a)	101,527
		748,836
	Financials — 14.0%
83,192	Bakkt Holdings, Inc. (a)	98,998
1,570	Bitcoin Group SE	29,691
4,039	Coinbase Global, Inc. - Class A (a)	142,940
19,276	Robinhood Markets, Inc. - Class A (a)	156,907
7,269	Silvergate Capital Corporation - Class A (a)	126,481
		555,017
	Information Technology — 47.7% (b)
2,568	Advanced Micro Devices, Inc. (a)	166,329
60,119	Applied Digital Corporation (a)	110,619
510,160	Argo Blockchain plc (a)	38,662
241,912	Bitfarms, Ltd. (a)	106,441
2,830	Block, Inc. (a)	177,837
73,497	Canaan, Inc. - ADR (a)	151,404
72,658	Cleanspark, Inc. (a)	148,222
3,981	Cloudflare, Inc. - Class A (a)	179,981
8,784	CompoSecure, Inc. (a)	43,129
86,446	HIVE Blockchain Technologies, Ltd. (a)	124,410
155,293	Hut 8 Mining Corporation (a)	132,950
1,295	International Business Machines Corporation	182,453
46,371	Iris Energy, Ltd. (a)	57,964
27,867	Marathon Digital Holdings, Inc. (a)	95,305
38,823	Riot Blockchain, Inc. (a)	131,610
52,138	Terawulf, Inc. (a)	34,703
		1,882,019
	TOTAL COMMON STOCKS (Cost $9,089,765)	3,919,547

	RIGHTS — 0.0% (c)
	Consumer Discretionary — 0.0% (c)
29,661	PLBY Group, Inc. Rights (a)(d)	$0
	TOTAL RIGHTS (Cost $17,686)	0

	SHORT-TERM INVESTMENTS — 0.6%
24,991	First American Government Obligations Fund - Class X, 4.09% (e)	24,991
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,991)	24,991

	TOTAL INVESTMENTS — 99.9% (Cost $9,132,442)	3,944,538
	Other Assets in Excess of Liabilities — 0.1%	1,876
	NET ASSETS — 100.0%	$3,946,414

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Represents less than 0.05% of net assets.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0, which represents 0.00% of net assets.
(e)	Rate shown is the annualized seven-day yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Daily Short Digitizing the Economy ETF

Schedule of Investments
December 31, 2022

Par	Security Description	Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 80.1%
	U.S. Treasury Bills — 79.0%
$750,000	United States Treasury Bill (a)	4.08%	02/21/2023	$745,762

Shares
	Money Market Funds — 1.1%
10,553	First American Government Obligations Fund - Class X, 4.09% (b)			10,553
	TOTAL SHORT-TERM INVESTMENTS (Cost $756,296)			756,315

	TOTAL INVESTMENTS — 80.1% (Cost $756,296)			756,315
	Other Assets in Excess of Liabilities — 19.9%			187,315
	NET ASSETS — 100.0%			$943,630

Percentages are stated as a percent of net assets.
(a)	Zero coupon bond.
(b)	Rate shown is the annualized seven-day yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Defiance Daily Short Digitizing the Economy ETF

Schedule of Securities Sold Short

December 31, 2022

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - (99.7)%
(62,200)	Amplify Transformational Data Sharing ETF (a)	$(940,464)
	TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,175,516)	$(940,464)

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

December 31, 2022

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF
ASSETS
Investments in securities, at value * + (Note 2)	$114,072,617	$741,737,694	$38,067,038
Foreign currency, at value*	—	—	—
Dividends and interest receivable	37,662	1,123,803	17,581
Reclaims receivable	26,777	140,093	7,851
Securities lending income receivable	6,172	28,526	—
Transaction fees receivable	12	—	—
Deposits at broker for securities sold short	—	—	—
Receivable for securities sold	—	—	—
Total assets	114,143,240	743,030,116	38,092,470

LIABILITIES
Collateral received for securities loaned (Note 4)	11,999,146	50,652,640	—
Management fees payable	36,103	187,372	10,233
Foreign currency due to Custodian, at value*	—	—	172,801
Payable for securities purchased	—	2,012,398	—
Securities sold short, at value *	—	—	—
Broker interest and fees payable	—	—	—
Total liabilities	12,035,249	52,852,410	183,034

NET ASSETS	$102,107,991	$690,177,706	$37,909,436

Net Assets Consist of:
Paid-in capital	$128,337,842	$853,023,194	$90,848,124
Total distributable earnings (accumulated deficit)	(26,229,851)	(162,845,488)	(52,938,688)
Net assets	$102,107,991	$690,177,706	$37,909,436

Net Asset Value:
Net assets	$102,107,991	$690,177,706	$37,909,436
Shares outstanding ^	2,600,000	23,100,000	4,050,000
Net asset value, offering and redemption price per share	$39.27	$29.88	$9.36

* Identified cost:
Investments in securities	$130,283,149	$844,513,527	$57,172,075
Foreign currency	—	—	(177,930)
Securities sold short	—	—	—
+ Includes loaned securities with a value of	$11,552,426	$49,458,383	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

December 31, 2022 (Continued)

	Defiance Hotel, Airline, and Cruise ETF	Defiance Digital Revolution ETF	Defiance Daily Short Digitizing the Economy ETF
ASSETS
Investments in securities, at value * + (Note 2)	$49,460,980	$3,944,538	$756,315
Foreign currency, at value*	27,353	1,162	—
Dividends and interest receivable	52,334	3,041	21
Reclaims receivable	506	19	—
Securities lending income receivable	—	—	—
Transaction fees receivable	—	—	—
Deposits at broker for securities sold short	—	—	1,189,071
Receivable for securities sold	—	—	1,511
Total assets	49,541,173	3,948,760	1,946,918

LIABILITIES
Collateral received for securities loaned (Note 4)	—	—	—
Management fees payable	17,870	2,346	729
Foreign currency due to Custodian, at value*	—	—	—
Payable for securities purchased	—	—	60,680
Securities sold short, at value *	—	—	940,464
Broker interest and fees payable	—	—	1,415
Total liabilities	17,870	2,346	1,003,288

NET ASSETS	$49,523,303	$3,946,414	$943,630

Net Assets Consist of:
Paid-in capital	$63,962,433	17,426,983	749,769
Total distributable earnings (accumulated deficit)	(14,439,130)	(13,480,569)	193,861
Net assets	$49,523,303	$3,946,414	$943,630

Net Asset Value:
Net assets	$49,523,303	$3,946,414	$943,630
Shares outstanding ^	3,075,000	900,000	30,000
Net asset value, offering and redemption price per share	$16.11	$4.38	$31.45

* Identified cost (proceeds):
Investments in securities	$59,877,146	$9,132,442	$756,296
Foreign currency	27,203	1,135	$—
Securities sold short	—	—	$(1,175.516)
+ Includes loaned securities with a value of	$—	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Year/Period Ended December 31, 2022

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF
INCOME
Dividends*	$1,950,741	$15,199,474	$117,781
Securities lending income, net (Note 4)	206,629	632,932	—
Interest	6,003	52,193	2,234
Total investment income	2,163,373	15,884,599	120,015

EXPENSES
Management fees	524,093	2,874,137	144,537
Broker interest expense	—	—	—
Total expenses	524,093	2,874,137	144,537
Net investment income (loss)	1,639,280	13,010,462	(24,522)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,683,097)	14,932,830	(27,378,579)
Foreign currency	(11,340)	4,047	(107,824)
Securities sold short	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments	(46,653,460)	(366,992,927)	(9,935,824)
Foreign currency	987	(2,389)	4,877
Securities sold short	—	—	—
Net realized and unrealized gain (loss) on investments	(50,346,910)	(352,058,439)	(37,417,350)
Net increase (decrease) in net assets resulting from operations	$(48,707,630)	$(339,047,977)	$(37,441,872)

* Net of foreign taxes withheld of:	$203,050	$782,665	$9,502

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Year/Period Ended December 31, 2022 (Continued)

	Defiance Hotel, Airline, and Cruise ETF	Defiance Digital Revolution ETF	Defiance Daily Short Digitizing the Economy ETF(1)
INCOME
Dividends*	$208,639	$12,030	$—
Securities lending income, net (Note 4)	—	—	—
Interest	1,782	288	7,969
Total investment income	210,421	12,318	7,969

EXPENSES
Management fees	171,786	51,662	2,466
Broker interest expense	—	—	5,734
Total expenses	171,786	51,662	8,200
Net investment income (loss)	38,635	(39,344)	(231)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(4,795,950)	(7,911,311)	—
Foreign currency	(10,112)	(3,518)	—
Securities sold short	—	—	(41,210)
Change in unrealized appreciation (depreciation) on:
Investments	(9,864,012)	(3,741,229)	19
Foreign currency	240	46	—
Securities sold short	—	—	235,052
Net realized and unrealized gain (loss) on investments	(14,669,834)	(11,656,012)	193,861
Net increase (decrease) in net assets resulting from operations	$(14,631,199)	$(11,695,356)	$193,630

* Net of foreign taxes withheld of:	$6,183	$1,108	$—

(1)	The Fund commenced operations on September 7, 2022. The information presented is for the period from September 7, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2022	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$1,639,280	$708,611
Net realized gain (loss) on investments	(3,694,437)	10,846,560
Change in unrealized appreciation (depreciation) on investments	(46,652,473)	19,161,190
Net increase (decrease) in net assets resulting from operations	(48,707,630)	30,716,361

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,612,524)	(690,361)
Total distributions to shareholders	(1,612,524)	(690,361)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,663,645	117,576,090
Payments for shares redeemed	(32,664,740)	(25,162,790)
Transaction fees (Note 7)	10,869	38,397
Net increase (decrease) in net assets derived from capital share transactions (a)	(25,990,226)	92,451,697
Net increase (decrease) in net assets	$(76,310,380)	$122,477,697

NET ASSETS
Beginning of year	$178,418,371	$55,940,674
End of year	$102,107,991	$178,418,371

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	150,000	2,350,000
Shares redeemed	(750,000)	(500,000)
Net increase (decrease)	(600,000)	1,850,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2022	Year Ended December 31, 2021
OPERATIONS
Net investment income (loss)	$13,010,462	$15,732,899
Net realized gain (loss) on investments	14,936,877	125,188,423
Change in unrealized appreciation (depreciation) on investments	(366,995,316)	129,987,506
Net increase (decrease) in net assets resulting from operations	(339,047,977)	270,908,828

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(13,051,189)	(15,735,900)
Tax return of capital to shareholders	—	(525,022)
Total distributions to shareholders	(13,051,189)	(16,260,922)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,902,540	561,836,190
Payments for shares redeemed	(355,360,330)	(323,041,080)
Transaction fees (Note 7)	18	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(341,457,772)	238,795,110
Net increase (decrease) in net assets	$(693,556,938)	$493,443,016

NET ASSETS
Beginning of year	$1,383,734,644	$890,291,628
End of year	$690,177,706	$1,383,734,644

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	400,000	15,150,000
Shares redeemed	(10,500,000)	(8,450,000)
Net increase (decrease)	(10,100,000)	6,700,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
OPERATIONS
Net investment income (loss)	$(24,522)	$(48,530)
Net realized gain (loss) on investments	(27,486,403)	(7,975,136)
Change in unrealized appreciation (depreciation) on investments	(9,930,947)	(9,169,203)
Net increase (decrease) in net assets resulting from operations	(37,441,872)	(17,192,869)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	—
Tax return of capital to shareholders	—	(6,902)
Total distributions to shareholders	—	(6,902)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,932,298	83,719,170
Payments for shares redeemed	(6,490,913)	(654,260)
Transaction fees (Note 7)	27,115	17,669
Net increase (decrease) in net assets derived from capital share transactions (a)	9,468,500	83,082,579
Net increase (decrease) in net assets	$(27,973,372)	$65,882,808

NET ASSETS
Beginning of year/period	$65,882,808	$—
End of year/period	$37,909,436	$65,882,808

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,175,000	3,475,000
Shares redeemed	(575,000)	(25,000)
Net increase (decrease)	600,000	3,450,000

(1)	The Fund commenced operations on March 9, 2021. The information presented is for the period from March 9, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2022	Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$38,635	$(27,031)
Net realized gain (loss) on investments	(4,806,062)	(538,962)
Change in unrealized appreciation (depreciation) on investments	(9,863,772)	(552,121)
Net increase (decrease) in net assets resulting from operations	(14,631,199)	(1,118,114)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(63,540)	—
Total distributions to shareholders	(63,540)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	54,684,580	25,848,695
Payments for shares redeemed	(13,225,180)	(1,981,580)
Transaction fees (Note 7)	7,742	1,899
Net increase (decrease) in net assets derived from capital share transactions (a)	41,467,142	23,869,014
Net increase (decrease) in net assets	$26,772,403	$22,750,900

NET ASSETS
Beginning of year/period	$22,750,900	$—
End of year/period	$49,523,303	$22,750,900

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	2,800,000	1,175,000
Shares redeemed	(800,000)	(100,000)
Net increase (decrease)	2,000,000	1,075,000

(1)	The Fund commenced operations on June 3, 2021. The information presented is for the period from June 3, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2022	Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$(39,344)	$(4,094)
Net realized gain (loss) on investments	(7,914,829)	(415,538)
Change in unrealized appreciation (depreciation) on investments	(3,741,183)	(1,446,675)
Net increase (decrease) in net assets resulting from operations	(11,695,356)	(1,866,307)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,048,013	11,777,934
Payments for shares redeemed	(317,955)	—
Transaction fees (Note 7)	85	—
Net increase (decrease) in net assets derived from capital share transactions (a)	5,730,143	11,777,934
Net increase (decrease) in net assets	$(5,965,213)	$9,911,627

NET ASSETS
Beginning of year/period	$9,911,627	$—
End of year/period	$3,946,414	$9,911,627

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	410,000	540,000
Shares redeemed	(50,000)	—
Net increase (decrease)	360,000	540,000

(1)	The Fund commenced operations on December 1, 2021. The information presented is for the period from December 1, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Daily Short Digitizing the Economy ETF

Statements of Changes in Net Assets

Period Ended December 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$(231)
Net realized gain (loss) on securities sold short	(41,210)
Change in unrealized appreciation (depreciation) on investments and securities sold short	235,071
Net increase (decrease) in net assets resulting from operations	193,630

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	750,000
Net increase (decrease) in net assets derived from capital share transactions (a)	750,000
Net increase (decrease) in net assets	$943,630

NET ASSETS
Beginning of period	$—
End of period	$943,630

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	30,000
Net increase (decrease)	30,000

(1)	The Fund commenced operations on September 7, 2022. The information presented is for the period from September 7, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31,					Period Ended December 31,
	2022	2021	2020	2019		2018 (1)
Net asset value, beginning of year/period	$55.76	$41.44	$29.37	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.56	0.31	0.22	0.22		0.05
Net realized and unrealized gain (loss) on investments (8)	(16.48)	14.26	12.06	9.36		(5.05)
Total from investment operations	(15.92)	14.57	12.28	9.58		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.57)	(0.24)	(0.19)	(0.18)		(0.03)
Realized gains	—	(0.03)	(0.02)	—		—
Tax return of capital to shareholders	—	—	—	—		(0.01)
Total distributions to shareholders	(0.57)	(0.27)	(0.21)	(0.18)		(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00 (3)	0.02	0.00 (3)	0.01		0.00	(3)

Net asset value, end of year/period	$39.27	$55.76	$41.44	$29.37		$19.96

Total return	-28.56%	35.27%	42.01%	48.20%		-20.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$102,108	$178,418	$55,941	$20,558		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40%	0.40%	0.40%	0.40	%(5)	0.65	%(6)
Net investment income (loss) to average net assets	1.25%	0.61%	0.71%	0.87%		0.70	%(6)
Portfolio turnover rate (7)	24%	35%	40%	45%		22	%(4)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.
(8)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31,			Period Ended December 31,
	2022	2021	2020	2019 (1)
Net asset value, beginning of year/period	$41.68	$33.60	$26.20	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.46	0.48	0.38	0.25
Net realized and unrealized gain (loss) on investments (7)	(11.77)	8.09	7.35	1.15
Total from investment operations	(11.31)	8.57	7.73	1.40

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.49)	(0.47)	(0.31)	(0.20)
Tax return of capital to shareholders	—	(0.02)	(0.02)	—
Total distributions to shareholders	(0.49)	(0.49)	(0.33)	(0.20)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00 (3)	—	0.00 (3)	—

Net asset value, end of year/period	$29.88	$41.68	$33.60	$26.20

Total return	-27.20%	25.63%	29.77%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$690,178	$1,383,735	$890,292	$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30%	0.30%	0.30%	0.30	%(5)
Net investment income (loss) to average net assets	1.36%	1.29%	1.35%	1.22	%(5)
Portfolio turnover rate (6)	25%	24%	28%	54	%(4)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31, 2022		Period Ended December 31, 2021 (1)
Net asset value, beginning of year/period	$19.10		$27.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments (7)	(9.74)		(8.04)
Total from investment operations	(9.75)		(8.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.00	)(3)	—
Tax return of capital to shareholders	—		(0.00	)(3)
Total distributions to shareholders	(0.00	)(3)	(0.00	)(3)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.01		0.01

Net asset value, end of year/period	$9.36		$19.10

Total return	-50.98%		-29.68	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$37,909		$65,883

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30%		0.30	%(5)
Net investment income (loss) to average net assets	-0.05%		-0.15	%(5)
Portfolio turnover rate (6)	81%		69	%(4)

(1)	Commencement of operations on March 9, 2021.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31, 2022	Period Ended December 31, 2021 (1)
Net asset value, beginning of year/period	$21.16	$24.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02	(0.05)
Net realized and unrealized gain (loss) on investments (7)	(5.05)	(3.15)
Total from investment operations	(5.03)	(3.20)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.02)	—
Total distributions to shareholders	(0.02)	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00 (3)	0.00	(3)

Net asset value, end of year/period	$16.11	$21.16

Total return	-23.80%	-13.12	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$49,523	$22,751

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45%	0.45	%(5)
Net investment income (loss) to average net assets	0.10%	-0.37	%(5)
Portfolio turnover rate (6)	32%	26	%(4)

(1)	Commencement of operations on June 3, 2021.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31, 2022	Period Ended December 31, 2021 (1)
Net asset value, beginning of year/period	$18.35	$24.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments (7)	(13.93)	(5.77)
Total from investment operations	(13.97)	(5.78)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.00 (3)	—

Net asset value, end of year/period	$4.38	$18.35

Total return	-76.11%	-23.93	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$3,946	$9,912

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65%	0.65	%(5)
Net investment income (loss) to average net assets	-0.50%	-0.65	%(5)
Portfolio turnover rate (6)	81%	17	%(4)

(1)	Commencement of operations on December 1, 2021.
(2)	Calculated based on average shares outstanding during the year/period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance Daily Short Digitizing the Economy ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2022 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)
Net realized and unrealized gain (loss) on investments (6)	6.46
Total from investment operations	6.45

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—
Realized gains	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	—

Net asset value, end of period	$31.45

Total return	25.82	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$944

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	3.16	%(4)
Expenses excluding interest expense to average net assets	0.95	%(4)
Net investment income (loss) to average net assets	-0.09	%(4)
Net investment income excluding interest expense to average net assets	2.12	%(4)
Portfolio turnover rate (5)	269	%(3)

(1)	Commencement of operations on September 7, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

December 31, 2022

NOTE 1 – ORGANIZATION

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF are each a diversified series and Defiance Next Gen H2 ETF, Defiance Hotel, Airline, and Cruise ETF, Defiance Digital Revolution ETF, and Defiance Daily Short Digitizing the Economy ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”). The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™. The investment objective of Defiance Next Gen H2 ETF is to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index. The investment objective of Defiance Hotel, Airline, and Cruise ETF is to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index. The investment objective of Defiance Digital Revolution ETF is to track the total return performance, before fees and expenses, of the BITA NFT and Blockchain Select Index. The investment objective of Defiance Daily Short Digitizing the Economy ETF is to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, the daily price and yield performance of the Amplify Transformational Data Sharing ETF (“Amplify ETF”). The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Quantum ETF	September 4, 2018
Defiance Next Gen Connectivity ETF	March 4, 2019
Defiance Next Gen H2 ETF	March 9, 2021
Defiance Hotel, Airline, and Cruise ETF	June 3, 2021
Defiance Digital Revolution ETF	December 1, 2021
Defiance Daily Short Digitizing the Economy ETF	September 7, 2022

The end of the reporting period for the Funds is December 31, 2022, and the period covered by these Notes to Financial Statements is the period from January 1, 2022 through December 31, 2022 (the “current fiscal period”) for all Funds except Defiance Daily Short Digitizing the Economy ETF. The period covered by these Notes to Financial Statements for Defiance Daily Short Digitizing the Economy is the period from September 7, 2022 through December 31, 2022 (“current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$101,831,585	$—	$—	$101,831,585
Short-Term Investments	241,886	—	—	241,886
Investments Purchased with Proceeds from Securities Lending	—	11,999,146	—	11,999,146
Total Investments in Securities, at value	$102,073,471	$11,999,146	$—	$114,072,617

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$684,653,121	$—	$—	$684,653,121
Short-Term Investments	6,431,933	—	—	6,431,933
Investments Purchased with Proceeds from Securities Lending	—	50,652,640	—	50,652,640
Total Investments in Securities, at value	$691,085,054	$50,652,640	$—	$741,737,694

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

Defiance Next Gen H2 ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$37,576,603	$—	$0	(1)	$37,576,603
Short-Term Investments	490,435	—	—		490,435
Total Investments in Securities, at value	$38,067,038	$—	$0	(1)	$38,067,038

Defiance Hotel, Airline, and Cruise ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$48,953,866	$—	$—	$48,953,866
Preferred Stocks	176,964	—	—	176,964
Short-Term Investments	330,150	—	—	330,150
Total Investments in Securities, at value	$49,460,980	$—	$—	$49,460,980

Defiance Digital Revolution ETF

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$3,919,547	$—		$—	$3,919,547
Rights	—	0	(1)	—	0	(1)
Short-Term Investments	24,991	—		—	24,991
Total Investments in Securities, at value	$3,944,538	$0	(1)	$—	$3,944,538

Defiance Daily Short Digitizing the Economy ETF

Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$10,553	$745,762	$—	$756,315
Total Investments in Securities, at value	$10,553	$745,762	$—	$756,315

Liabilities^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$940,464	$—	$—	$940,464
Total Securities Sold Short, at value	$940,464	$—	$—	$940,464

^	See Schedule of Investments and Schedule of Securities Sold Short for further disaggregation of investment categories.
(1)	Represents less than $0.50.

Defiance Next Gen H2 ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 12/31/2022
Common Stocks	$3,043,901	$(2,990,385)	$10,409	$1,682,239	$(1,746,164)	$0	$—	$0

The transfer occurred due to a halt and delisting of trading on the Toronto Stock Exchange due to failure to meet continued listing requirements. None of the other Funds recognized transfers to or from Level 3.

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Short Positions. Defiance Daily Short Digitizing the Economy ETF sells securities it does not own in anticipation of a decline in the fair value of those securities (e.g., short sales not against the box). When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Fund, if any, are displayed in the Expenses section of the Statement of Operations. As collateral for its short positions, the Fund also maintains segregated “Permissible Assets” consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. The Adviser shall earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the securities sold short plus any dividends declared with respect to such securities and payable by the Fund.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. For the fiscal period ended December 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Defiance Quantum ETF	$(5,604,221)	$5,604,221
Defiance Next Gen Connectivity ETF	(62,464,031)	62,464,031
Defiance Next Gen H2 ETF	1,580,526	(1,580,526)
Defiance Hotel, Airline, and Cruise ETF	1,141,120	(1,141,120)
Defiance Digital Revolution ETF	81,094	(81,094)
Defiance Daily Short Digitizing the Economy ETF	231	(231)

During the fiscal period ended December 31, 2022, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Defiance Quantum ETF	$5,604,221
Defiance Next Gen Connectivity ETF	62,509,199
Defiance Next Gen H2 ETF	(1,474,014)
Defiance Hotel, Airline, and Cruise ETF	(1,141,120)
Defiance Digital Revolution ETF	(36,091)
Defiance Daily Short Digitizing the Economy ETF	—

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On January 12, 2023, the Board approved, from the recommendation of the Fund’s Adviser, a plan of liquidation for Defiance Digital Revolution ETF to close at the end of business on February 28, 2023. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Penserra Capital Management LLC serves as the sub-adviser for Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, Defiance Hotel, Airline, and Cruise ETF, and Defiance Digital Revolution ETF and Vident Investment Advisory, LLC serves as the sub-adviser for Defiance Daily Short Digitizing the Economy ETF (each, respectively, the “Sub-Adviser”).

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Quantum ETF	0.40%
Defiance Next Gen Connectivity ETF	0.30%
Defiance Next Gen H2 ETF	0.30%
Defiance Hotel, Airline, and Cruise ETF	0.45%
Defiance Digital Revolution ETF	0.65%
Defiance Daily Short Digitizing the Economy ETF	0.95%

The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for Defiance Quantum ETF and Defiance Next Gen Connectivity ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF may lend up to 33⅓ percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$11,552,426	$11,999,146
Defiance Next Gen Connectivity ETF	49,458,383	50,652,640

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Quantum ETF	$206,629
Defiance Next Gen Connectivity ETF	632,932

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$31,523,352	$32,476,821
Defiance Next Gen Connectivity ETF	238,399,369	235,728,189
Defiance Next Gen H2 ETF	43,151,114	39,171,414
Defiance Hotel, Airline, and Cruise ETF	13,624,934	12,103,157
Defiance Digital Revolution ETF	6,742,151	6,740,445
Defiance Daily Short Digitizing the Economy ETF	1,128,910	2,263,215

During the current fiscal period, purchases and sales of U.S. Government securities by Defiance Daily Short Digitizing the Economy ETF were $2,237,881 and $1,500,000, respectively. No other Funds had purchases or sales of U.S. Government securities.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Quantum ETF	$6,329,104	$31,020,924
Defiance Next Gen Connectivity ETF	13,793,981	352,193,346
Defiance Next Gen H2 ETF	10,779,255	5,303,515
Defiance Hotel, Airline, and Cruise ETF	52,291,241	12,644,287
Defiance Digital Revolution ETF	5,988,782	276,556
Defiance Daily Short Digitizing the Economy ETF	—	—

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2022 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen H2 ETF	Defiance Hotel, Airline, and Cruise ETF
Tax cost of investments	$130,906,984	$851,484,376	$60,940,296	$61,843,142
Gross tax unrealized appreciation	$7,552,277	$49,408,199	$885,187	$769,578
Gross tax unrealized depreciation	(24,388,390)	(159,156,472)	(23,753,558)	(13,151,467)
Net tax unrealized appreciation (depreciation)	(16,836,113)	(109,748,273)	(22,868,371)	(12,381,889)
Undistributed ordinary income	70,743	—	—	62,070
Undistributed long-term capital gain	—	—	—	—
Other accumulated gain (loss)	(9,464,481)	(53,097,215)	(30,070,317)	(2,119,311)
Distributable earnings (accumulated deficit)	$(26,229,851)	$(162,845,488)	$(52,938,688)	$(14,439,130)

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

	Defiance Digital Revolution ETF	Defiance Daily Short Digitizing the Economy ETF
Tax cost of investments	$9,289,728	$756,296
Gross tax unrealized appreciation	$97,141	$193,861
Gross tax unrealized depreciation	(5,441,150)	—
Net tax unrealized appreciation (depreciation)	(5,344,009)	193,861
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Other accumulated gain (loss)	(8,136,560)	—
Distributable earnings (accumulated deficit)	$(13,480,569)	$193,861

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized appreciation on investments in passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $273 and unrealized appreciation on securities held short of $235,052 for the Defiance Hotel, Airline, and Cruise ETF and Defiance Daily Short Digitizing the Economy ETF, respectively.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2022, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of December 31, 2022, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Quantum ETF	$4,608,320	$4,856,161
Defiance Next Gen Connectivity ETF	31,560,183	21,537,032
Defiance Next Gen H2 ETF	22,106,186	7,964,131
Defiance Hotel, Airline, and Cruise ETF	1,871,333	247,978
Defiance Digital Revolution ETF	7,898,845	237,715
Defiance Daily Short Digitizing the Economy ETF	—	—

During the fiscal period ended December 31, 2022, the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of December 31, 2021.

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Quantum ETF	$1,612,524	$—	$—
Defiance Next Gen Connectivity ETF	13,051,189	—	—
Defiance Next Gen H2 ETF	—	—	—
Defiance Hotel, Airline, and Cruise ETF	63,540	—	—
Defiance Digital Revolution ETF	—	—	—
Defiance Daily Short Digitizing the Economy ETF	—	—	—

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2021, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Quantum ETF	$590,541	$99,820	$—
Defiance Next Gen Connectivity ETF	15,735,900	—	525,022
Defiance Next Gen H2 ETF	—	—	6,902
Defiance Hotel, Airline, and Cruise ETF	—	—	—
Defiance Digital Revolution ETF	—	—	—
Defiance Daily Short Digitizing the Economy ETF	N/A	N/A	N/A

NOTE 7 – SHARE TRANSACTIONS

Shares of Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen H2 ETF, Defiance Hotel, Airline, and Cruise ETF, and Defiance Digital Revolution ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Shares of Defiance Daily Short Digitizing the Economy ETF are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of shares, called “Creation Units.” Defiance Quantum ETF and Defiance Next Gen Connectivity ETF generally issue Creation Units in blocks of 50,000 shares; Defiance Next Gen H2 ETF and Defiance Hotel, Airline, and Cruise ETF generally issue Creation Units in blocks of 25,000 shares; and Defiance Digital Revolution ETF and Defiance Daily Short Digitizing the Economy ETF generally issue Creation Units in blocks of 10,000 shares.

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian, except for Defiance Daily Short Digitizing the Economy ETF whose standard fixed transaction fee is $300. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

5G Investment Risk. (Defiance Next Gen Connectivity ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

Concentration in Hydrogen and Fuel Cell Companies Risk. (Defiance Next Gen H2 ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Index is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Hydrogen and fuel cell companies are also subject to risks related to the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions that significantly affect the hydrogen, fuel cell, and overall clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can also significantly affect this industry. Shares in the companies involved in this industry may be significantly more volatile than shares of companies operating in other, more established industries.

Concentration in Travel Companies Risk. (Defiance Hotel, Airline, and Cruise ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. Travel Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel Companies may also be significantly affected by changes in labor relations and insurance costs. Travel Companies in the airline and cruise industries may also be significantly affected by changes in fuel prices, which may be very volatile and may not be able to be passed on to customers by increasing fares. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of airline companies. Companies in the hotel and lodging industry, as well as the cruise industry, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

Concentration in Digital Revolution Companies Risk. (Defiance Digital Revolution ETF) The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Digital Revolution Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in

Defiance ETFs

Notes to Financial Statements
December 31, 2022 (Continued)

securities of companies in a broader range of industries. In addition, at times, Digital Revolution Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Daily Inverse Correlation/Tracking Risk. (Defiance Daily Short Digitizing the Economy ETF) Investors will lose money when the Amplify ETF appreciates in value. There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Amplify ETF and therefore achieve its daily inverse investment objective. The Fund’s exposure to the Amplify ETF is impacted by the Amplify ETF’s portfolio holdings movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Amplify ETF at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Amplify ETF increases on days when the Amplify ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. Due to the inverse nature of the Fund’s investment strategy, the occurrence of some of these events or market conditions discussed below may be favorable to the Fund’s returns; however, nonoccurrence of these events below could have no effect on the Fund’s returns, or could cause the value of the Fund’s assets to decrease. The Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Amplify ETF. The Fund may take or refrain from taking positions to improve tax efficiency or to comply with various regulatory restrictions, which may negatively impact the Fund’s inverse correlation to the Amplify ETF. Any of these factors could decrease correlation between the performance of the Fund and the Amplify ETF and may hinder the Fund’s ability to meet its daily inverse investment objective.

Defiance ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Defiance ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short (as applicable), of Defiance ETFS comprising the Funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance Quantum ETF	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021, 2020 and 2019 and for the period from September 4, 2018 (commencement of operations) to December 31, 2018
Defiance Next Gen Connectivity ETF	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021 and 2020 and for the period from March 4, 2019 (commencement of operations) to December 31, 2019
Defiance Next Gen H2 ETF	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from March 9, 2021 (commencement of operations) to December 31, 2021
Defiance Hotel, Airline, and Cruise ETF	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from June 3, 2021 (commencement of operations) to December 31, 2021
Defiance Digital Revolution ETF	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from December 1, 2021 (commencement of operations) to December 31, 2021
Defiance Daily Short Digitizing the Economy ETF	For the period from September 7, 2022 (commencement of operations) to December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of

Defiance ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2023

Defiance ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

Defiance ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Officer, U.S. Bancorp Fund Services, LLC (since 2021); Fund Administrator, UMB Fund Services, Inc. (2015 -2021).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

Defiance ETFs

Expense Examples

For the Six-Months Ended December 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance Quantum ETF

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 976.70	$1.99
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.19	$2.04

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period (2)
Actual	$1,000.00	$ 955.00	$1.48
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.69	$1.53

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen H2 ETF

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period (3)
Actual	$1,000.00	$ 854.80	$1.40
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.69	$1.53

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance ETFs

Expense Examples
For the Six-Months Ended December 31, 2022 (Unaudited) (Continued)

Defiance Hotel, Airline, and Cruise ETF

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period (4)
Actual	$1,000.00	$ 1,069.80	$2.35
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.94	$2.29

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Digital Revolution ETF

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period (5)
Actual	$1,000.00	$ 729.40	$2.83
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.93	$3.31

(5)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Daily Short Digitizing the Economy ETF

	Beginning Account Value September 7, 2022(6)	Ending Account Value December 31, 2022	Expenses Paid During the Period
Actual	$1,000.00	$ 1,258.20	$11.24(7)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.28	$16.00(8)

(6)	Fund commencement.
(7)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 3.16%, multiplied by the average account value during the period, multiplied by 115/365, to reflect the period.

(8)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 3.16%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Defiance Daily Short Digitizing the Economy ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Short Blockchain and Digital Assets Industry ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”), each for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including: information from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant; and a report prepared by Barrington Partners, an independent third party, (the “Barrington Report”) relating to the Fund’s proposed management fee, including comparisons to relevant peer groups.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as investment adviser and sub-adviser, respectively, to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.

The Board also considered the services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Fund’s proposed sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as the extent to which the Fund achieves its investment objective.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed, but it is designed to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, the daily price and yield of the Amplify Transformational Data Sharing ETF (the “Amplify ETF”). The Amplify ETF invests primarily in the equities of companies actively involved in the development and utilization of “transformational data sharing technologies”. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of the Fund in seeking to provide daily performance results that are the inverse of the Amplify ETF.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” (described below), and compared the Fund’s net expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the Fund’s proposed net expense ratio was

Defiance Daily Short Digitizing the Economy ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

at the high end of the range of expense ratios of comparable funds selected by Barrington (the “Peer Group”). The Board also noted that the Fund’s proposed net expense ratio was within the range of net expense ratios for a group of the Fund’s most direct competitors, as selected by the Adviser (the “Selected Peer Group”). The Board noted that the Selected Peer Group is based on ETFs that either (i) seek exposure to bitcoin through investment in bitcoin futures or (ii) seek to obtain daily inverse exposure to a concentrated portfolio of secular growth companies. The Board took into consideration the Adviser’s view that, in light of nature of the investment exposure provided by the Amplify ETF, funds that invest in bitcoin futures to gain exposure to bitcoin are apt peers for purposes of fee and expense comparisons.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as the Fund’s assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the current fee structure reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment management services to the Fund and currently serves as sub-adviser to other series in the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Sub-Adviser’s Materials, including the Sub-Adviser’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies, and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would serve as sub-adviser.

Defiance Daily Short Digitizing the Economy ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is actively managed but is designed to provide daily performance results that are the inverse of the Amplify ETF. Consequently, with respect to the Fund’s future performance, the Board will focus on the Sub-Adviser’s services, including how closely the Fund tracks the daily inverse performance of the Amplify ETF.

Costs of Services to be Provided and Economies of Scale. The Board then reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflects an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm and noted that the sub-advisory fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various Fund asset levels.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	100.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	100.00%
Defiance Digital Revolution ETF	0.00%
Defiance Daily Short Digitizing the Economy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year/period ended December 31, 2022 was as follows:

Defiance Quantum ETF	54.25%
Defiance Next Gen Connectivity ETF	74.53%
Defiance Next Gen H2 ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	100.00%
Defiance Digital Revolution ETF	0.00%
Defiance Daily Short Digitizing the Economy ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	0.00%
Defiance Next Gen Connectivity ETF	0.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Digital Revolution ETF	0.00%
Defiance Daily Short Digitizing the Economy ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (833) 333-9383 or by accessing the Funds’ website at www.defianceetfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at www.defianceetfs.com. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (833) 333-9383, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (833) 333-9383 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

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Adviser Defiance ETFs, LLC 78 SW 7th Street, 9th Floor Miami, Florida 33130	Distributor Foreside Fund Services, LLC Three Canal Plaza Portland, Maine 04101
Sub-Adviser (QTUM, FIVG, HDRO, CRUZ, NFTZ) Penserra Capital Management LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Custodian U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Sub-Adviser (IBIT) Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, Georgia 30009	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Index Provider (QTUM, FIVG) BlueStar Global Investors, LLC d/b/a Bluestar Indexes 1350 Avenue of the Americas, 4th Floor New York, New York 10019	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Index Provider (HDRO, CRUZ) MV Index Solutions GmbH Kreuznacher Str. 30 Frankfurt am Main, Hessen 60486 Germany	Legal Counsel Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
Index Provider (NFTZ) BITA GmbH Karlstrasse 12 Frankfurt am Main, Hessen 60329 Germany

Defiance Quantum ETF Symbol – QTUM CUSIP – 26922A420	Defiance Next Gen Connectivity ETF Symbol – FIVG CUSIP – 26922A289
Defiance Next Gen H2 ETF Symbol – HDRO CUSIP – 26922B600	Defiance Hotel, Airlines, and Cruise ETF Symbol – CRUZ CUSIP – 26922B873
Defiance Digital Revolution ETF Symbol – NFTZ CUSIP – 26922B816	Defiance Daily Short Digitizing the Economy ETF Symbol – IBIT CUSIP – 26922B675

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years, if applicable. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years, if applicable, for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Quantum ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$14,000	$12,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Defiance Next Gen Connectivity ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$14,000	$12,500
Audit-Related Fees	$0	$0
12Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Defiance Next Gen H2 ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$14,000	$12,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Defiance Hotel, Airline, and Cruise ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$14,000	$12,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Defiance Digital Revolution ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$14,000	$10,000
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$0	$0

Defiance Daily Short Digitizing the Economy ETF

FYE 12/31/2022
Audit Fees	$14,000
Audit-Related Fees	$0
Tax Fees	$3,500
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Defiance Quantum ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Next Gen Connectivity ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Next Gen H2 ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Hotel, Airline, and Cruise ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Digital Revolution ETF

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Daily Short Digitizing the Economy ETF

FYE 12/31/2022
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Defiance Quantum ETF

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Next Gen Connectivity ETF

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Next Gen H2 ETF

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Hotel, Airline, and Cruise ETF

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Digital Revolution ETF

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Daily Short Digitizing the Economy ETF

Non-Audit Related Fees	FYE 12/31/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/8/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/8/2023

*	Print the name and title of each signing officer under his or her signature.